Exhibit 99.4 Schedule 3

QM ATR Data
Run Date - 02/03/2026 9:39:56 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1640291	XXXXXXXXX	XXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No		04/30/2025	0.00%	Not Required		US Citizen				No
1641057	XXXXXXXXX	XXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1641817	XXXXXXX	XXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1641126	XXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1641017	XXXXXXXXX	XXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Not Required		US Citizen				No
1636767	XXXXXXXXX	XXXXXXXXXXXXX	Exempt	N/A	No	XXXXXXXXXX	No	No			0.00%	Employed		US Citizen				Yes	$5,649.28